Income Taxes	9 Months Ended
Sep. 30, 2015
Income Taxes
Income Taxes

18. Income Taxes

The Partnership is not a taxable entity for U.S. federal income tax purposes or for the majority of states that impose an income tax. Taxes on our net income is generally are borne by our partners through the allocation of taxable income. The Partnership’s wholly owned subsidiary Landmark Infrastructure Asset OpCo LLC conducts certain activities that may not generate qualifying income and will be treated as a corporation for U.S. federal income tax purposes. The difference between income tax expense recorded by us and income taxes computed by applying the statutory federal income tax rate (35 percent for all years presented) to income before income tax expense is due to the fact that the majority of our income is not subject to federal income tax as described above.

Due to uncertainty regarding the realization of certain deferred tax assets, we have established valuation allowances, primarily in connection with differences between book and tax asset bases. As of December 31, 2014, we had no liability reported for unrecognized tax benefits. We did not have any interest or penalties related to income taxes during the years ended December 31, 2014.